SUBSEQUENT EVENTS (Details)												12 Months Ended
	Mar. 18, 2024 USD ($)	Mar. 08, 2024	Mar. 05, 2024	Feb. 27, 2024 USD ($)	Feb. 08, 2024 USD ($) $ / shares shares	Feb. 07, 2024 $ / shares shares	Feb. 06, 2024 USD ($) PromissoryNote	Jan. 22, 2024 $ / shares shares	Oct. 20, 2023	Jul. 20, 2023 USD ($)	Sep. 08, 2021 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 18, 2024 USD ($)
Subsequent Event [Line Items]
Number of warrants in a unit | shares											1
Settlement In principle amount | $										$ 18,000,000		$ 5,100,000	$ 0
Term of plaintiff allegation									6 months
Amount drawn | $												$ 1,773,000	$ 503,441
IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares in a unit | shares											1
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of promissory notes | PromissoryNote							6
Debt instrument interest rate							0.00%
Debt Instrument, Payment Terms							repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective.
Subsequent Event [Member] | Patrick Orlando [Member]
Subsequent Event [Line Items]
Conversion rate			2	1.34
Penalty amount | $				$ 18,000,000
Claimed conversion rate				1.78
Period for court to resolve action		150 days
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate					8.00%
Number of warrants in a unit | shares					0.5
Debt instrument conversion price | $ / shares					$ 8
Number of redemption right notice days					10 days
Percentage of redemption price					130.00%
Number of trading days					3 days
Number of Consecutive Trading Days					15 days
Percentage of investors commitment					20.00%
Percentage of final drawdown of investors commitment					80.00%
Subsequent Event [Member] | Common Class A [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Number of shares in a unit | shares					1
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 770,000
Subsequent Event [Member] | Maximum [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $					$ 50,000,000
Subsequent Event [Member] | Board of Directors and Officers [Member]
Subsequent Event [Line Items]
Debt instrument interest rate								0.00%
Debt instrument conversion price | $ / shares								$ 10
Convertible notes issued (in shares) | shares								9,651,250
Subsequent Event [Member] | Renatus LLC [Member]
Subsequent Event [Line Items]
Amount drawn | $	$ 625,000
Subsequent Event [Member] | Warrant Subscription Agreement [Member] | IPO [Member]
Subsequent Event [Line Items]
Warrants issued (in shares) | shares						3,050,000
Subsequent Event [Member] | Warrant Subscription Agreement [Member] | IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issuable per warrant | shares						1
Exercise price of warrant (in dollars per share) | $ / shares						$ 11.5
Subsequent Event [Member] | Services Agreement [Member]
Subsequent Event [Line Items]
Expense reimbursement claim | $														$ 1,000,000